Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income:
Premium income	$ 1,749,928	$ 1,357,372	$ 5,948,978	$ 4,143,344
Net investment income	126,020	91,261	449,951	291,208
Net realized (loss) gain on sale of securities	192,405	10,838	100,378	(1,524)
Other income	20,202	13,405	87,566	34,101
Total income	2,088,555	1,472,876	6,586,873	4,467,129
Expenses:
Death claims	392,588	116,527	651,844	363,870
Policyholder benefits	973,724	722,145	3,207,074	2,166,113
Increase in policyholder reserves	264,978	359,552	1,440,737	1,214,695
Commissions, net of deferrals	124,291	108,215	457,671	361,943
Amortization of deferred acquisition costs	37,764	37,457	153,671	113,294
Salaries & benefits	178,192	188,367	752,534	683,383
Other operating expenses	285,766	267,330	1,209,115	901,208
Total expense	2,257,303	1,799,593	7,872,646	5,804,506
Net loss	(168,748)	(326,717)	(1,285,773)	(1,337,377)
Unrealized net holding (losses) gains arising during the period	215,442	282,417	440,316	(389,083)
Reclassification adjustment for loss (gains) included in net loss	(192,405)	(10,838)	(100,378)	1,524
Other comprehensive (loss) income	23,037	271,579	339,938	(387,559)
Comprehensive loss	$ (145,711)	$ (55,138)	$ (945,835)	$ (1,724,936)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.03)	$ (0.06)	$ (0.24)	$ (0.30)